LONG-TERM DEBT, NET - Summary of Interest on Long-Term Debt (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Long-Term Debt [Line Items]
Interest on long-term debt	$ 157,587	$ 158,559
Interest capitalized	(21,162)	(113,881)
Interest on long-term debt, net of capitalized interest	136,425	44,678
Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	52,594	52,594
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	46,274	45,930
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	37,500	37,500
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	14,934	15,580
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	5,735	2,557
Aircraft Term Loan [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 550	630
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		$ 3,768